Cover	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	AngloGold Ashanti Limited
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001067428
Current Fiscal Year End Date	--12-31